--------------------------------------------------------------------------------
                                                    WEITZ SERIES FUND, INC.

                                VALUE PORTFOLIO

                                   QUARTERLY

                                     REPORT

                                 JUNE 30, 1998

                          ONE PACIFIC PLACE, SUITE 600
                             1125 SOUTH 103 STREET
                           OMAHA, NEBRASKA 68124-6008

                                  402-391-1980
                                  800-232-4161

                                402-391-2125 FAX

                   WEITZ SERIES FUND, INC. -- VALUE PORTFOLIO
                          PERFORMANCE SINCE INCEPTION

A long-term perspective on our portfolio's performance is shown below. The table below shows how an investment of $25,000 in the Value Portfolio at its inception would have grown over the years (after deducting all fees and expenses and assuming reinvestment of all dividends). The table also sets forth average annual total return data for the Value Portfolio for the one, five and ten year periods ended June 30, 1998, calculated in accordance with SEC standardized formulas.

                   VALUE OF      VALUE OF      VALUE OF
                    INITIAL     CUMULATIVE    CUMULATIVE     TOTAL
                    $25,000    CAPITAL GAIN   REINVESTED    VALUE OF   ANNUAL RATE
PERIOD ENDED      INVESTMENT   DISTRIBUTIONS   DIVIDENDS     SHARES     OF RETURN
----------------  -----------  -------------  -----------  ----------  ------------
May 9, 1986        $  25,000            --            --   $   25,000         --
Dec. 31, 1986         25,863            --            --       25,863        3.5%+
Dec. 31, 1987         24,253           264         1,205       25,722       -0.5
Dec. 31, 1988         27,430           299         2,223       29,952       16.5
Dec. 31, 1989         30,763         2,103         3,701       36,567       22.1
Dec. 31, 1990         28,040         2,112         4,500       34,652       -5.2
Dec. 31, 1991         33,940         3,811         6,475       44,226       27.6
Dec. 31, 1992         36,350         6,019         7,884       50,253       13.6
Dec. 31, 1993         42,010         9,114         9,199       60,323       20.0
Dec. 31, 1994         36,075        10,414         7,899       54,388       -9.8
Dec. 31, 1995         45,955        17,447        11,855       75,257       38.4
Dec. 31, 1996         51,478        24,054        13,792       89,324       18.7
Dec. 31, 1997         62,878        42,824        18,398      124,100       38.9
June 30, 1998         72,518        59,837        21,218      153,573       23.8++

The portfolio's average annual total return for the one, five and ten year periods ending June 30, 1998, was 47.8%, 23.0%, and 18.1%, respectively. These returns assume redemption at the end of each period and reinvestment of dividends.

Since inception, the total amount of capital gains distributions reinvested in shares was $40,413, and the total amount of income distributions reinvested was $9,949. This information represents past performance of the portfolio and is not indicative of future performance. The investment return and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Additional information is available from the Weitz Funds at the address listed on the front cover.

+Return is for the period 5/9/86 through 12/31/86
++Return is for the period 1/1/98 through 6/30/98

                   WEITZ SERIES FUND, INC. -- VALUE PORTFOLIO
                        JUNE 30, 1998 - QUARTERLY REPORT

                                                                    July 4, 1998

Dear Fellow Shareholder:

      The 2(nd) quarter of 1998 was another good one for the Value Portfolio. Total return for the quarter was +6.2% (vs. +3.3% for the S&P 500). This brings our first half return to +23.8% (vs. +17.7% for the S&P 500). The table below shows average annual returns for our fund (after deducting all fees and expenses), the S&P 500, and the average mutual fund in our category (according to Lipper Analytical Services).

                                                  ONE YEAR      FIVE YEARS      TEN YEARS
                                                -------------  -------------  -------------

Value Portfolio                                       47.8%          23.0%          18.1%

S&P 500 Index                                         30.1%          23.1%          18.5%

Average Growth & Income Mutual Fund                   22.9%          19.0%          15.8%

      For several years, our portfolio has been concentrated in three areas: cable television and entertainment, cellular telecommunications, and financial services. This concentration caused us to under-perform the market in 1994, but generally it has served us well. These groups of stocks have been especially strong in the past 18 months, and within the last 2 WEEKS, two of our largest holdings have received takeover bids. The effect of takeovers in all 3 groups have been direct, since we have owned several targets, and indirect, as speculative buying in POTENTIAL takeover candidates drives up the prices of other portfolio holdings. In short, nearly everything has gone our way in the past several quarters.

      One of our best stocks during this period, Centennial Cellular, offers a good example of the hazards, as well as the rewards, of concentration. Centennial received a bid of $43 1/2 per share last week. At that price, we would receive $35.6 million for stock with a cost basis of $12.2 million after a weighted average holding period of roughly 2 years. HOWEVER, we bought our first stock about 4 years ago at $20 per share and it promptly went down. We rechecked our assumptions repeatedly and bought more shares all the way down, until nearly 3 years later, in April of 1997, we bought stock at $8 3/4. By that time, we owned almost 800,000 shares with an unrealized LOSS of $5-6 million.

      The doubling of the stock price from June 1994 to June 1998 represents an average gain of about 20% per year, which probably (very) approximately matches the gradual increase in business value over that period. The fact that the stock dropped 56% during the first 2 3/4 years of this period didn't (necessarily) mean that we had lost our collective investment minds, and the gain of 468% during the subsequent 1 1/4 years did not mean we had found the secret of perpetual profits. It was just another typical multi-year period during which investors' emotions determined the stock price in the short run, but economic reality eventually prevailed.

      We hope that our recent experience with mortgage REIT's will prove to be the prelude to a similar story for some future report. Conditions in the industry are currently awful, and the stocks have been very weak this year, especially in the 2(nd) quarter. Falling interest rates have encouraged borrowers to prepay their mortgages in order to refinance at lower rates, thus causing the REIT's to lose valuable mortgage investments from their portfolios. Also, the "spread" between their cost of funds and the yields on the mortgages in their portfolio is narrower than usual, causing a squeeze on profits.

      Our presumption is that the current conditions are temporary, and that for REIT's which have acted conservatively and protected their balance sheets, the outlook is very good. We have used weakness in Redwood Trust, Novastar Financial, and Hanover Capital Mortgage to add significantly to our positions. In fact, our funds, collectively, are the largest shareholders of each of these three companies. We did not buy our initial positions EXPECTING the stocks to go down, but if we turn out to be right about these stocks, our eventual returns will be greater because we were able to "average down" in the early stages of our investment, as we did with Centennial Cellular.

THE OUTLOOK

      The short-term outlook is unfathomable, as usual. It still seems plausible to me that investors have been "double-counting" the good economic news and that stock prices are high. This is no disaster, but the odds of a correction -- or at least an extended period of sideways movement -- are high.

      What DOES trouble me is that some investors' expectations are becoming unrealistic. Our shareholders are an unusually sensible, intelligent, patient group, but there have been signs that some of our newer investors may have come to our fund for the wrong reasons (e.g. strong recent short-term performance). This prompted me to write an article on the subject for our recently distributed newsletter, which I thought might be worth repeating below:

WHAT'S WRONG WITH THIS PICTURE?

      "Playing" the stock market, especially through mutual funds, seems to be the new national pastime. Newspaper mutual fund tables are starting to resemble the sports pages, with rankings of the top performing funds over the past 5 years, 12 months, 4 WEEKS (!), etc., and lists of fund managers who have "hot hands" at the moment. CNBC business news sounds a lot like ESPN, as breathless reporters chase sound bites from money managers and corporate executives. Magazine articles about funds and fund managers are sometimes educational, but many seem to have been written for the purpose of selling reprints to fund companies to use in marketing.

      Our funds have been the beneficiaries of some of this publicity, and I think it has helped us connect with many serious, intelligent, long-term investors. On the other hand, there are a few new shareholders who trade in and out of the funds on a weekly (or even daily) basis or ask questions that betray their lack of understanding of our long-term approach to investing. It is very important to us that our clients have realistic expectations, so I thought it might be helpful to list some of our working assumptions:

     - Investing is more art than science -- we have confidence in our investment approach, but the timing and pattern of returns is absolutely unpredictable;
     - Periodic general market declines of 15-20% are inevitable, and 50% declines (as in 1973-74) are possible. We believe that our approach lessens the risk of PERMANENT loss of capital, but volatility is a fact of stock investing life;
     - In managing the funds, we try to take advantage of the misperceptions and emotional over-reactions of other investors -- going counter to the crowd. Thus, our portfolio will be different from "the market," and will suffer periods (sometimes extended periods) of under-performance.

      We take your investment seriously, we invest our own money in the same funds so we have a coincidence of interest, and we believe the long-term results will be good. However, if any of these assumptions troubles you, our fund may not be the right investment for you -- in fact, stock investing may not be right for you. Assuming we ARE on the same wavelength, I look forward to many years of helping you get rich slowly.

                                                       Sincerely,

                                                       /s/ WALLACE R. WEITZ

                                                       Wallace R. Weitz
                                                       President, Portfolio
                                                       Manager

                   WEITZ SERIES FUND, INC. -- VALUE PORTFOLIO
                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                 JUNE 30, 1998
                                  (UNAUDITED)

     SHARES
    OR UNITS                                                                            COST                VALUE
  ------------                                                                      -------------       -------------
                 COMMON STOCKS -- 74.1%
                 AUTO SERVICES -- 0.2%
        90,000   Insurance Auto Auctions, Inc.*                                     $    990,000        $   1,271,250
                                                                                    -------------       -------------

                 BANKING -- 2.0%
        30,000   Wells Fargo & Co.                                                     4,966,258           11,070,000
                                                                                    -------------       -------------

                 CABLE TELEVISION -- 15.1%
       205,500   Adelphia Communications Corp. CL A*                                   1,414,656            7,629,188
     1,349,000   Century Communications Corp. CL A*                                    7,990,357           25,293,750
       370,000   Comcast Corp. Special CL A                                            4,972,972           15,019,706
       400,000   Tele-Communications, Inc. CL A*                                       5,287,462           15,375,000
       475,000   MediaOne Group, Inc.*                                                 8,369,765           20,870,312
                                                                                    -------------       -------------
                                                                                      28,035,212           84,187,956
                                                                                    -------------       -------------
                 CONSUMER PRODUCTS AND SERVICES -- 1.5%
        66,000   American Classic Voyages Co.*                                           587,550              973,500
       175,000   Lab Holdings, Inc.                                                    4,659,781            4,057,813
         4,875   Lady Baltimore Foods, Inc.                                              227,781              262,031
       270,000   Protection One, Inc.                                                    463,074            2,953,125
                                                                                    -------------       -------------
                                                                                       5,938,186            8,246,469
                                                                                    -------------       -------------
                 FEDERAL AGENCIES -- 3.5%
        90,000   Federal Home Loan Mortgage Corp.                                        385,147            4,235,625
        75,000   Federal National Mortgage Association                                 1,270,544            4,556,250
       220,000   SLM Holding Corp.                                                     3,661,064           10,725,000
                                                                                    -------------       -------------
                                                                                       5,316,755           19,516,875
                                                                                    -------------       -------------
                 FINANCIAL SERVICES -- 5.8%
        70,000   American Express Co.                                                  2,031,996            7,980,000
            80   Berkshire Hathaway, Inc. CL A*                                          237,500            6,264,400
        45,000   Capital One Financial Corp.                                             950,325            5,588,438
       259,000   Imperial Credit Industries, Inc.*                                     5,334,232            6,086,500
        30,000   PS Group, Inc.*                                                         233,125              367,500
       175,000   United Asset Management Corp.                                         4,676,418            4,560,937
       140,000   United Panam Financial Corp.*                                         1,630,853            1,435,000
                                                                                    -------------       -------------
                                                                                      15,094,449           32,282,775
                                                                                    -------------       -------------
                 INFORMATION AND DATA PROCESSING -- 1.1%
       284,200   BRC Holdings, Inc.*                                                   3,457,554            5,453,087
       180,000   Intelligent Systems Corp.*                                              380,869              573,750
                                                                                    -------------       -------------
                                                                                       3,838,423            6,026,837
                                                                                    -------------       -------------

                   WEITZ SERIES FUND, INC. -- VALUE PORTFOLIO
                SCHEDULE OF INVESTMENTS IN SECURITIES, CONTINUED

     SHARES
    OR UNITS                                                                            COST                VALUE
  ------------                                                                      -------------       -------------
                 MEDIA AND ENTERTAINMENT -- 8.7%
        11,937   Chris-Craft Industries, Inc.*                                      $    471,799        $     652,805
        57,200   Daily Journal Corp.*                                                  1,254,216            2,141,425
       300,000   Gabelli Global Multimedia Trust, Inc.                                 2,071,150            3,037,500
       135,000   TCI Satellite Entertainment CL A*                                       831,286              793,125
       470,000   Tele-Communications Liberty Media CL A*                               5,136,468           18,241,875
       560,000   Tele-Communications TCI Ventures Group A*                             5,803,473           11,235,000
       321,000   Valassis Communications, Inc.*                                        5,503,570           12,378,562
                                                                                    -------------       -------------
                                                                                      21,071,962           48,480,292
                                                                                    -------------       -------------
                 MORTGAGE BANKING -- 6.4%
       250,000   Countrywide Credit Industries, Inc.                                   3,786,742           12,687,500
        24,500   Franchise Mortgage Acceptance Co.*                                      431,725              638,531
       334,000   New Century Financial Corp.*                                          3,295,250            3,340,000
       781,000   Resource Bancshares Mtg. Grp., Inc.                                   9,922,427           14,546,125
       179,999   WMF Group, Limited*                                                   1,646,991            4,139,977
                                                                                    -------------       -------------
                                                                                      19,083,135           35,352,133
                                                                                    -------------       -------------
                 REAL ESTATE AND CONSTRUCTION -- 1.4%
       115,000   Catellus Development Corp.*                                             671,575            2,034,063
        90,000   Forest City Enterprises, Inc. CL A                                    2,159,453            5,326,875
        30,000   SLH Corp.*                                                               95,750              547,500
                                                                                    -------------       -------------
                                                                                       2,926,778            7,908,438
                                                                                    -------------       -------------
                 REAL ESTATE INVESTMENT TRUSTS -- 11.1%
       270,000   Capital Automotive REIT                                               4,025,000            3,830,625
       950,000   Fortress Investment Corp.                                            19,000,000           19,000,000
       301,300   Hanover Capital Mortgage Holdings, Inc.                               4,619,082            2,862,350
        72,000   Healthcare Financial Partners Units**                                 7,200,000            7,200,000
        50,000   Imperial Credit Commercial Mtg. Inv. Corp.                              756,250              653,125
       445,000   NovaStar Financial, Inc.                                              7,228,150            7,286,875
     1,198,117   Redwood Trust, Inc.                                                  28,610,264           21,041,930
                                                                                    -------------       -------------
                                                                                      71,438,746           61,874,905
                                                                                    -------------       -------------
                 TELECOMMUNICATIONS -- 17.3%
       520,000   360 Communications Co.*                                               9,590,786           16,640,000
        90,000   Airtouch Communications, Inc.*                                        2,453,614            5,259,375
       818,000   Centennial Cellular Corp. CL A*                                      12,178,041           30,521,625
       471,500   Corecomm, Inc.*                                                       9,604,426           12,376,875
       500,000   Telephone and Data Systems, Inc.                                     22,041,627           19,687,500
       643,000   Vanguard Cellular Systems, Inc. CL A*                                10,303,172           12,136,625
                                                                                    -------------       -------------
                                                                                      66,171,666           96,622,000
                                                                                    -------------       -------------
                         Total Common Stocks                                         244,871,570          412,839,930
                                                                                    -------------       -------------

                   WEITZ SERIES FUND, INC. -- VALUE PORTFOLIO
                SCHEDULE OF INVESTMENTS IN SECURITIES, CONTINUED

     SHARES
    OR UNITS                                                                            COST                VALUE
  ------------                                                                      -------------       -------------
                 WARRANTS -- 0.5%
       338,100   Hanover Capital Mtg. Holdings, Inc. , Expiring 9/15/00             $    458,561        $     380,362
       350,000   Novastar Financial, Inc., Expiring 2/03/01                            1,415,700            2,450,000
                                                                                    -------------       -------------
                         Total Warrants                                                1,874,261            2,830,362
                                                                                    -------------       -------------

                 NON-CONVERTIBLE PREFERRED STOCKS -- 0.8%
        10,000   Community Bank 13% Pfd. Series B                                        257,550              277,500
        15,000   Crown American Realty Trust 11% Pfd. Series A                           750,000              804,375
        30,000   Prime Retail, Inc. 10.5% Pfd. Series A                                  645,000              783,750
        69,941   Riggs National Corp. 10.75% Pfd. Series B                             1,852,839            1,940,863
        34,000   RB Asset, Inc. 15.0% Pfd. Series A                                      845,750              646,000
                                                                                    -------------       -------------
                         Total Non-Convertible Preferred Stocks                        4,351,139            4,452,488
                                                                                    -------------       -------------


      FACE
     AMOUNT
  ------------
                 CORPORATE BONDS -- 1.6%
  $    500,000   Salomon, Inc. Notes 7.125% 8/01/99                                      500,000              506,228
     4,500,000   USA Networks, Inc. 7.0% 7/01/03                                       4,396,204            4,422,335
       750,000   Local Financial Corp. 11.0% 9/08/04                                     750,000              817,500
     1,000,000   Dime Savings 10.5% 11/15/05                                           1,047,255            1,055,000
     2,000,000   Harcourt General 6.5% 5/15/11                                         1,938,661            1,966,651
                                                                                    -------------       -------------
                         Total Corporate Bonds                                         8,632,120            8,767,714
                                                                                    -------------       -------------

                 U.S. GOVERNMENT AND AGENCY SECURITIES -- 8.0%
    15,000,000   U.S. Treasury Note 5.5% 3/31/00                                      14,977,398           14,990,625
    10,000,000   Federal Home Loan Bank 5.5% 4/14/00                                   9,961,810            9,970,690
     4,750,000   Federal Natl. Mtg. Assn. 6.625% 7/12/00                               4,750,466            4,837,578
     6,000,000   Federal Home Loan Bank 0.0% 1/21/03                                   4,386,268            4,389,059
     2,500,000   Federal Natl. Mtg. Assn. 7.55% 6/10/04                                2,499,257            2,539,062
     1,000,000   Federal Home Loan Bank 6.44% 11/28/05                                 1,001,168            1,042,344
     1,000,000   Federal Natl. Mtg. Assn. 7.44% 11/06/06                               1,001,065            1,005,312
     6,000,000   Federal Natl. Mtg. Assn. 6.56% 11/26/07                               6,000,000            6,102,552
                                                                                    -------------       -------------
                         Total U.S. Government and Agency Securities                  44,577,432           44,877,222
                                                                                    -------------       -------------

                   WEITZ SERIES FUND, INC. -- VALUE PORTFOLIO
                SCHEDULE OF INVESTMENTS IN SECURITIES, CONTINUED

      FACE
     AMOUNT                                                                             COST                VALUE
  ------------                                                                      -------------       -------------
                 SHORT-TERM SECURITIES -- 14.0%
  $ 26,277,964   Norwest U.S. Government Money Market Fund                          $ 26,277,964        $  26,277,964
     7,000,000   Federal Home Loan Bank Discount Note 7/17/98                          6,983,387            6,982,216
     6,000,000   Federal Home Loan Bank Discount Note 8/03/98                          5,970,795            5,969,117
     4,400,000   U.S. Treasury Bill 8/20/98                                            4,369,261            4,369,457
     2,000,000   Federal Home Loan Bank Discount Note 8/28/98                          1,982,649            1,982,600
     4,000,000   Federal Farm Credit Bank Discount Note 8/31/98                        3,963,874            3,963,061
     6,750,000   Federal Home Loan Bank Discount Note 9/02/98                          6,686,567            6,685,622
    12,000,000   Federal Home Loan Bank Discount Note 9/23/98                         11,849,640           11,845,583
    10,000,000   U.S. Treasury Bill 11/05/98                                           9,822,200            9,821,511
                                                                                    -------------       -------------
                         Total Short-Term Securities                                  77,906,337           77,897,131
                                                                                    -------------       -------------
                         Total Investments in Securities                            $382,212,859          551,664,847
                                                                                    -------------       -------------
                                                                                    -------------
                 Covered Call Options Written at Market Value -- (0.3%)                                    (1,786,156)
                 Other Assets Less Liabilities -- 1.3%                                                      7,431,586
                                                                                                        -------------
                         Total Net Assets -- 100%                                                       $ 557,310,277
                                                                                                        -------------
                                                                                                        -------------
                         Net Asset Value Per Share                                                      $      29.007
                                                                                                        -------------
                                                                                                        -------------


                                                                                     EXPIRATION
     NO. OF                                                                          DATE/STRIKE
   CONTRACTS                                                                            PRICE               VALUE
  ------------                                                                      -------------       -------------
                 COVERED CALL OPTIONS WRITTEN AT MARKET VALUE
           225   Capital One Financial Corp.                                         Sept 1998/80       $  (1,015,312)
           225   Capital One Financial Corp                                          Sept 1998/95            (682,031)
           350   Countrywide Credit Industries, Inc.                                 July 1998/50             (67,813)
           420   Valassis Communications, Inc.                                       July 1998/40             (21,000)
                                                                                                        -------------
                         Total written call options (premiums received $753,609)                        $  (1,786,156)
                                                                                                        -------------
                                                                                                        -------------

*Non-income producing
**Each unit consists of five shares of common stock and one stock purchase warrant.

--------------------------------------------------------------------------------
     WEITZ SERIES FUND, INC.

BOARD OF DIRECTORS
  Lorraine Chang
  John W. Hancock
  Richard D. Holland
  Thomas R. Pansing, Jr.
  Delmer L. Toebben
  Wallace R. Weitz

OFFICERS
  Wallace R. Weitz, President
  Mary K. Beerling, Vice-President & Secretary
  Linda L. Lawson, Vice-President
  Richard F. Lawson, Vice-President

INVESTMENT ADVISER
  Wallace R. Weitz & Company

DISTRIBUTOR
  Weitz Securities, Inc.

CUSTODIAN
  Norwest Bank Minnesota, N.A.

TRANSFER AGENT AND DIVIDEND PAYING AGENT
  Wallace R. Weitz & Company

This report has been prepared for the information of shareholders of Weitz Series Fund, Inc. -- Value Portfolio. For more detailed information about the Fund, its investment objectives, management, fees and expenses, please see a current prospectus. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.